Portfolio of Investments – as of April 30, 2024 (Unaudited)
Natixis Sustainable Future 2055 Fund

Shares	Description	Value (†)
Common Stocks — 58.4% of Net Assets
	Aerospace & Defense — 1.4%
242	AAR Corp.(a)	$16,732
754	Boeing Co.(a)	126,551
219	General Electric Co.	35,439
44	L3Harris Technologies, Inc.	9,418
42	Lockheed Martin Corp.	19,527
97	Moog, Inc., Class A	15,430
15	Northrop Grumman Corp.	7,276
145	RTX Corp.	14,720
		245,093
	Air Freight & Logistics — 0.4%
315	Expeditors International of Washington, Inc.	35,063
33	FedEx Corp.	8,639
188	GXO Logistics, Inc.(a)	9,336
93	United Parcel Service, Inc., Class B	13,715
		66,753
	Automobile Components — 0.6%
42	Aptiv PLC(a)	2,982
990	BorgWarner, Inc.	32,442
642	Dana, Inc.	7,980
650	Magna International, Inc.	31,070
752	Mobileye Global, Inc., Class A(a)	20,718
191	Visteon Corp.(a)	21,130
		116,322
	Automobiles — 1.4%
2,120	General Motors Co.	94,404
846	Tesla, Inc.(a)	155,055
93	Thor Industries, Inc.	9,246
		258,705
	Banks — 3.3%
406	Ameris Bancorp	19,277
1,042	Banc of California, Inc.	14,265
2,400	Bank of America Corp.	88,824
1,438	Citigroup, Inc.	88,193
150	Citizens Financial Group, Inc.	5,116
231	East West Bancorp, Inc.	17,207
27	First Citizens BancShares, Inc., Class A	45,543
716	First Financial Bancorp	15,831
1,889	FNB Corp.	25,199
1,217	Fulton Financial Corp.	20,141
412	International Bancshares Corp.	22,928
365	JPMorgan Chase & Co.	69,985
110	PNC Financial Services Group, Inc.	16,859
198	Regions Financial Corp.	3,815
1,131	Truist Financial Corp.	42,469
224	U.S. Bancorp	9,101
388	Webster Financial Corp.	17,006
1,283	Wells Fargo & Co.	76,108
		597,867
	Beverages — 0.9%
71	Boston Beer Co., Inc., Class A(a)	19,767
458	Coca-Cola Co.	28,291
206	Keurig Dr Pepper, Inc.	6,942
1,648	Monster Beverage Corp.(a)	88,086
154	PepsiCo, Inc.	27,090
		170,176
	Biotechnology — 1.2%
161	AbbVie, Inc.	26,185
291	Alnylam Pharmaceuticals, Inc.(a)	41,889
42	Amgen, Inc.	11,505
Shares	Description	Value (†)
	Biotechnology — continued
330	CRISPR Therapeutics AG(a)	$17,487
215	Gilead Sciences, Inc.	14,018
199	Halozyme Therapeutics, Inc.(a)	7,582
83	Incyte Corp.(a)	4,320
115	Neurocrine Biosciences, Inc.(a)	15,817
75	Regeneron Pharmaceuticals, Inc.(a)	66,800
33	United Therapeutics Corp.(a)	7,733
13	Vertex Pharmaceuticals, Inc.(a)	5,107
		218,443
	Broadline Retail — 1.5%
264	Alibaba Group Holding Ltd., ADR	19,760
1,280	Amazon.com, Inc.(a)	224,000
537	eBay, Inc.	27,677
		271,437
	Building Products — 0.8%
52	Carlisle Cos., Inc.	20,189
115	Carrier Global Corp.	7,071
392	Fortune Brands Innovations, Inc.	28,655
40	Lennox International, Inc.	18,537
485	Masco Corp.	33,198
126	Owens Corning	21,195
126	Trex Co., Inc.(a)	11,157
		140,002
	Capital Markets — 3.5%
1,071	Bank of New York Mellon Corp.	60,501
48	BlackRock, Inc.	36,223
73	Cboe Global Markets, Inc.	13,224
1,155	Charles Schwab Corp.	85,412
98	CME Group, Inc.	20,545
80	FactSet Research Systems, Inc.	33,351
122	Goldman Sachs Group, Inc.	52,059
598	Intercontinental Exchange, Inc.	76,998
331	Janus Henderson Group PLC	10,334
402	KKR & Co., Inc.	37,414
54	Moody's Corp.	19,998
106	Morgan Stanley	9,629
67	MSCI, Inc.	31,208
300	Nasdaq, Inc.	17,955
35	Northern Trust Corp.	2,884
52	S&P Global, Inc.	21,623
502	SEI Investments Co.	33,107
691	State Street Corp.	50,090
35	T. Rowe Price Group, Inc.	3,835
63	Virtus Investment Partners, Inc.	13,817
		630,207
	Chemicals — 1.0%
17	Air Products & Chemicals, Inc.	4,018
181	Celanese Corp.	27,803
1,026	Corteva, Inc.	55,537
54	DuPont de Nemours, Inc.	3,915
71	Ecolab, Inc.	16,057
179	HB Fuller Co.	13,373
125	Innospec, Inc.	15,000
62	Linde PLC	27,340
153	Minerals Technologies, Inc.	11,152
22	Sherwin-Williams Co.	6,592
86	Stepan Co.	7,137
		187,924

Shares	Description	Value (†)
	Commercial Services & Supplies — 0.1%
92	MSA Safety, Inc.	$16,597
30	Waste Management, Inc.	6,240
		22,837
	Communications Equipment — 0.3%
213	Ciena Corp.(a)	9,847
438	Cisco Systems, Inc.	20,577
64	F5, Inc.(a)	10,580
23	Motorola Solutions, Inc.	7,800
		48,804
	Construction & Engineering — 0.2%
267	AECOM	24,660
65	Comfort Systems USA, Inc.	20,112
		44,772
	Construction Materials — 0.2%
25	Martin Marietta Materials, Inc.	14,677
60	Vulcan Materials Co.	15,458
		30,135
	Consumer Finance — 1.2%
1,968	Ally Financial, Inc.	75,473
272	American Express Co.	63,656
526	Capital One Financial Corp.	75,444
112	Synchrony Financial	4,926
		219,499
	Consumer Staples Distribution & Retail — 1.2%
181	BJ's Wholesale Club Holdings, Inc.(a)	13,517
41	Casey's General Stores, Inc.	13,103
42	Costco Wholesale Corp.	30,362
1,911	Kroger Co.	105,831
224	Sprouts Farmers Market, Inc.(a)	14,791
38	Target Corp.	6,117
584	Walmart, Inc.	34,660
		218,381
	Containers & Packaging — 0.2%
36	Ball Corp.	2,504
180	Crown Holdings, Inc.	14,773
297	Sonoco Products Co.	16,647
		33,924
	Distributors — 0.0%
40	Genuine Parts Co.	6,288
	Diversified Consumer Services — 0.2%
108	Grand Canyon Education, Inc.(a)	14,042
217	Service Corp. International	15,561
		29,603
	Diversified REITs — 0.1%
534	American Assets Trust, Inc.	11,401
	Diversified Telecommunication Services — 0.4%
1,384	AT&T, Inc.	23,376
473	Iridium Communications, Inc.	14,564
713	Verizon Communications, Inc.	28,156
		66,096
	Electric Utilities — 0.5%
312	Alliant Energy Corp.	15,538
256	Evergy, Inc.	13,427
188	Eversource Energy	11,396
132	Exelon Corp.	4,960
158	FirstEnergy Corp.	6,058
119	IDACORP, Inc.	11,279
343	PPL Corp.	9,419
168	Xcel Energy, Inc.	9,027
		81,104
Shares	Description	Value (†)
	Electrical Equipment — 0.5%
78	Eaton Corp. PLC	$24,824
155	Emerson Electric Co.	16,706
54	GE Vernova, Inc.(a)	8,301
275	nVent Electric PLC	19,819
100	Regal Rexnord Corp.	16,137
		85,787
	Electronic Equipment, Instruments & Components — 0.7%
140	Advanced Energy Industries, Inc.	13,417
123	Amphenol Corp., Class A	14,855
293	Avnet, Inc.	14,319
226	Cognex Corp.	9,388
60	Corning, Inc.	2,003
725	Knowles Corp.(a)	11,477
45	Littelfuse, Inc.	10,379
227	TE Connectivity Ltd.	32,116
16	Teledyne Technologies, Inc.(a)	6,103
16	Zebra Technologies Corp., Class A(a)	5,033
		119,090
	Energy Equipment & Services — 0.2%
393	ChampionX Corp.	13,193
822	NOV, Inc.	15,199
197	Schlumberger NV	9,353
		37,745
	Entertainment — 1.6%
73	Electronic Arts, Inc.	9,258
226	Netflix, Inc.(a)	124,445
34	Take-Two Interactive Software, Inc.(a)	4,856
1,092	Walt Disney Co.	121,321
4,282	Warner Bros Discovery, Inc.(a)	31,515
		291,395
	Financial Services — 2.2%
387	Block, Inc.(a)	28,251
457	Fiserv, Inc.(a)	69,770
221	Global Payments, Inc.	27,132
25	Jack Henry & Associates, Inc.	4,067
59	Mastercard, Inc., Class A	26,621
987	MGIC Investment Corp.	20,017
479	PayPal Holdings, Inc.(a)	32,534
548	Visa, Inc., Class A	147,198
281	Voya Financial, Inc.	19,153
62	WEX, Inc.(a)	13,098
		387,841
	Food Products — 0.6%
145	Campbell Soup Co.	6,628
162	Darling Ingredients, Inc.(a)	6,864
264	General Mills, Inc.	18,602
39	Hershey Co.	7,563
121	Ingredion, Inc.	13,865
172	Kellanova	9,952
540	Kraft Heinz Co.	20,849
107	McCormick & Co., Inc.	8,139
294	Mondelez International, Inc., Class A	21,150
		113,612
	Gas Utilities — 0.2%
95	Atmos Energy Corp.	11,201
335	New Jersey Resources Corp.	14,636
279	ONE Gas, Inc.	18,001
		43,838
	Ground Transportation — 0.4%
379	CSX Corp.	12,590

Shares	Description	Value (†)
	Ground Transportation — continued
58	Norfolk Southern Corp.	$13,359
88	Ryder System, Inc.	10,723
27	Saia, Inc.(a)	10,714
76	Uber Technologies, Inc.(a)	5,037
37	Union Pacific Corp.	8,775
107	XPO, Inc.(a)	11,498
		72,696
	Health Care Equipment & Supplies — 1.1%
221	Abbott Laboratories	23,419
15	Align Technology, Inc.(a)	4,236
766	Baxter International, Inc.	30,923
53	Becton Dickinson & Co.	12,434
66	Edwards Lifesciences Corp.(a)	5,588
28	GE HealthCare Technologies, Inc.	2,135
112	Intuitive Surgical, Inc.(a)	41,509
154	LeMaitre Vascular, Inc.	9,979
195	Medtronic PLC	15,647
187	Merit Medical Systems, Inc.(a)	13,857
47	Penumbra, Inc.(a)	9,234
38	Shockwave Medical, Inc.(a)	12,547
12	Solventum Corp.(a)	780
27	Stryker Corp.	9,086
		191,374
	Health Care Providers & Services — 1.5%
187	Acadia Healthcare Co., Inc.(a)	13,827
93	Cardinal Health, Inc.	9,583
874	Centene Corp.(a)	63,854
30	Chemed Corp.	17,040
57	Cigna Group	20,351
591	CVS Health Corp.	40,016
40	Elevance Health, Inc.	21,143
18	HCA Healthcare, Inc.	5,577
163	HealthEquity, Inc.(a)	12,862
86	Henry Schein, Inc.(a)	5,958
8	Humana, Inc.	2,417
26	Laboratory Corp. of America Holdings	5,236
14	McKesson Corp.	7,521
313	Select Medical Holdings Corp.	8,880
84	UnitedHealth Group, Inc.	40,631
		274,896
	Health Care Technology — 0.4%
1,231	Doximity, Inc., Class A(a)	29,901
221	Veeva Systems, Inc., Class A(a)	43,882
		73,783
	Hotel & Resort REITs — 0.0%
186	Host Hotels & Resorts, Inc.	3,510
	Hotels, Restaurants & Leisure — 1.1%
355	Aramark	11,186
4	Booking Holdings, Inc.	13,808
3	Chipotle Mexican Grill, Inc.(a)	9,479
134	Marriott Vacations Worldwide Corp.	12,879
82	McDonald's Corp.	22,389
572	Starbucks Corp.	50,616
303	Travel & Leisure Co.	13,193
50	Wingstop, Inc.	19,239
543	Yum China Holdings, Inc.	19,825
224	Yum! Brands, Inc.	31,640
		204,254
	Household Durables — 0.4%
297	KB Home	19,234
Shares	Description	Value (†)
	Household Durables — continued
117	Meritage Homes Corp.	$19,391
102	PulteGroup, Inc.	11,365
305	Taylor Morrison Home Corp.(a)	17,083
		67,073
	Household Products — 0.5%
179	Church & Dwight Co., Inc.	19,312
71	Colgate-Palmolive Co.	6,527
446	Energizer Holdings, Inc.	12,809
329	Procter & Gamble Co.	53,693
		92,341
	Independent Power & Renewable Electricity Producers — 0.2%
439	AES Corp.	7,858
997	Clearway Energy, Inc., Class A	21,645
		29,503
	Industrial Conglomerates — 0.2%
48	3M Co.	4,632
131	Honeywell International, Inc.	25,248
		29,880
	Industrial REITs — 0.1%
82	Prologis, Inc.	8,368
419	Rexford Industrial Realty, Inc.	17,937
		26,305
	Insurance — 2.0%
40	Allstate Corp.	6,802
877	American International Group, Inc.	66,047
125	Arch Capital Group Ltd.(a)	11,692
78	Arthur J Gallagher & Co.	18,306
39	Assurant, Inc.	6,802
278	Assured Guaranty Ltd.	21,322
58	Chubb Ltd.	14,421
214	First American Financial Corp.	11,464
126	Hanover Insurance Group, Inc.	16,357
129	Hartford Financial Services Group, Inc.	12,499
53	Marsh & McLennan Cos., Inc.	10,570
95	Prudential Financial, Inc.	10,496
277	Reinsurance Group of America, Inc.	51,796
185	Selective Insurance Group, Inc.	18,805
98	Travelers Cos., Inc.	20,792
235	Willis Towers Watson PLC	59,018
		357,189
	Interactive Media & Services — 2.9%
851	Alphabet, Inc., Class A(a)	138,526
1,168	Alphabet, Inc., Class C(a)	192,299
399	Meta Platforms, Inc., Class A	171,638
348	Yelp, Inc.(a)	14,003
367	ZoomInfo Technologies, Inc.(a)	5,821
		522,287
	IT Services — 0.6%
66	Accenture PLC, Class A	19,860
176	Cognizant Technology Solutions Corp., Class A	11,560
158	GoDaddy, Inc., Class A(a)	19,336
143	International Business Machines Corp.	23,767
531	Shopify, Inc., Class A(a)	37,276
		111,799
	Leisure Products — 0.1%
647	Mattel, Inc.(a)	11,853
151	YETI Holdings, Inc.(a)	5,394
		17,247

Shares	Description	Value (†)
	Life Sciences Tools & Services — 1.0%
42	Agilent Technologies, Inc.	$5,756
142	Danaher Corp.	35,020
240	Illumina, Inc.(a)	29,532
301	IQVIA Holdings, Inc.(a)	69,763
67	Repligen Corp.(a)	11,001
44	Thermo Fisher Scientific, Inc.	25,024
		176,096
	Machinery — 1.5%
91	AGCO Corp.	10,391
30	Caterpillar, Inc.	10,037
54	Chart Industries, Inc.(a)	7,779
13	Cummins, Inc.	3,672
229	Deere & Co.	89,633
75	Dover Corp.	13,448
108	Fortive Corp.	8,129
295	Graco, Inc.	23,659
23	Illinois Tool Works, Inc.	5,615
207	ITT, Inc.	26,774
121	Oshkosh Corp.	13,585
21	Parker-Hannifin Corp.	11,443
146	SPX Technologies, Inc.(a)	17,784
205	Terex Corp.	11,490
180	Toro Co.	15,766
		269,205
	Media — 0.8%
196	Charter Communications, Inc., Class A(a)	50,164
1,478	Comcast Corp., Class A	56,327
396	Interpublic Group of Cos., Inc.	12,054
255	Liberty Broadband Corp., Class C(a)	12,681
171	Omnicom Group, Inc.	15,876
		147,102
	Metals & Mining — 0.4%
270	Alcoa Corp.	9,488
700	Cleveland-Cliffs, Inc.(a)	11,830
205	Commercial Metals Co.	11,017
177	Newmont Corp.	7,193
64	Reliance, Inc.	18,222
261	U.S. Steel Corp.	9,526
		67,276
	Mortgage Real Estate Investment Trusts (REITs) — 0.2%
1,242	Annaly Capital Management, Inc.	23,275
590	KKR Real Estate Finance Trust, Inc.	5,552
		28,827
	Multi-Utilities — 0.1%
140	Consolidated Edison, Inc.	13,216
53	DTE Energy Co.	5,847
33	WEC Energy Group, Inc.	2,727
		21,790
	Office REITs — 0.4%
739	COPT Defense Properties	17,714
513	Douglas Emmett, Inc.	7,033
2,122	Easterly Government Properties, Inc.	24,806
612	Highwoods Properties, Inc.	16,034
452	Kilroy Realty Corp.	15,278
		80,865
	Oil, Gas & Consumable Fuels — 2.9%
1,026	Antero Midstream Corp.	14,200
275	Antero Resources Corp.(a)	9,353
1,607	APA Corp.	50,524
232	Chevron Corp.	37,415
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
472	CNX Resources Corp.(a)	$11,101
697	ConocoPhillips	87,557
178	Devon Energy Corp.	9,110
30	Diamondback Energy, Inc.	6,034
566	EOG Resources, Inc.	74,786
500	Exxon Mobil Corp.	59,135
46	Hess Corp.	7,245
201	HF Sinclair Corp.	10,904
658	Kinder Morgan, Inc.	12,028
124	ONEOK, Inc.	9,811
320	Ovintiv, Inc.	16,422
439	Phillips 66	62,869
350	Range Resources Corp.	12,568
1,302	Southwestern Energy Co.(a)	9,752
49	Valero Energy Corp.	7,834
228	Williams Cos., Inc.	8,746
		517,394
	Passenger Airlines — 0.4%
1,269	Delta Air Lines, Inc.	63,539
	Personal Care Products — 0.3%
79	elf Beauty, Inc.(a)	12,840
24	Estee Lauder Cos., Inc., Class A	3,521
1,748	Kenvue, Inc.	32,897
		49,258
	Pharmaceuticals — 1.5%
373	Bristol-Myers Squibb Co.	16,390
35	Eli Lilly & Co.	27,338
89	Jazz Pharmaceuticals PLC(a)	9,857
344	Johnson & Johnson	49,739
290	Merck & Co., Inc.	37,474
204	Novartis AG, ADR	19,815
415	Novo Nordisk AS, ADR	53,249
203	Perrigo Co. PLC	6,630
741	Pfizer, Inc.	18,984
617	Roche Holding AG, ADR	18,399
85	Zoetis, Inc.	13,535
		271,410
	Professional Services — 0.4%
26	Automatic Data Processing, Inc.	6,289
38	Equifax, Inc.	8,367
289	Exponent, Inc.	26,562
168	Korn Ferry	10,201
61	Leidos Holdings, Inc.	8,553
34	Paychex, Inc.	4,040
68	Paylocity Holding Corp.(a)	10,551
		74,563
	Real Estate Management & Development — 0.4%
738	CBRE Group, Inc., Class A(a)	64,125
84	Jones Lang LaSalle, Inc.(a)	15,179
		79,304
	Residential REITs — 0.1%
43	AvalonBay Communities, Inc.	8,151
66	Camden Property Trust	6,579
		14,730
	Retail REITs — 0.3%
1,219	Brixmor Property Group, Inc.	26,940
415	NNN REIT, Inc.	16,820
40	Simon Property Group, Inc.	5,621
		49,381

Shares	Description	Value (†)
	Semiconductors & Semiconductor Equipment — 3.3%
86	Advanced Micro Devices, Inc.(a)	$13,621
96	Analog Devices, Inc.	19,259
50	Applied Materials, Inc.	9,932
523	ARM Holdings PLC, ADR(a)	52,933
21	Broadcom, Inc.	27,306
582	Intel Corp.	17,733
181	Lattice Semiconductor Corp.(a)	12,417
89	Micron Technology, Inc.	10,053
213	MKS Instruments, Inc.	25,343
334	NVIDIA Corp.	288,583
71	Onto Innovation, Inc.(a)	13,170
57	Qorvo, Inc.(a)	6,660
351	QUALCOMM, Inc.	58,213
64	Silicon Laboratories, Inc.(a)	7,775
112	Synaptics, Inc.(a)	10,075
111	Texas Instruments, Inc.	19,583
		592,656
	Software — 4.0%
23	Adobe, Inc.(a)	10,645
19	ANSYS, Inc.(a)	6,173
337	Autodesk, Inc.(a)	71,730
32	Cadence Design Systems, Inc.(a)	8,820
257	Dynatrace, Inc.(a)	11,645
16	Intuit, Inc.	10,010
79	Manhattan Associates, Inc.(a)	16,279
536	Microsoft Corp.	208,681
1,144	Oracle Corp.	130,130
21	Palo Alto Networks, Inc.(a)	6,109
47	PTC, Inc.(a)	8,340
67	Qualys, Inc.(a)	10,982
44	Roper Technologies, Inc.	22,504
405	Salesforce, Inc.	108,921
20	ServiceNow, Inc.(a)	13,867
59	SPS Commerce, Inc.(a)	10,258
21	Synopsys, Inc.(a)	11,142
19	Tyler Technologies, Inc.(a)	8,769
203	Workday, Inc., Class A(a)	49,680
		724,685
	Specialized REITs — 0.1%
21	American Tower Corp.	3,603
42	Crown Castle, Inc.	3,939
27	Digital Realty Trust, Inc.	3,747
8	Equinix, Inc.	5,689
118	Weyerhaeuser Co.	3,560
		20,538
	Specialty Retail — 0.9%
97	Abercrombie & Fitch Co., Class A(a)	11,788
41	Asbury Automotive Group, Inc.(a)	8,620
69	Burlington Stores, Inc.(a)	12,416
63	Dick's Sporting Goods, Inc.	12,659
63	Five Below, Inc.(a)	9,219
128	Floor & Decor Holdings, Inc., Class A(a)	14,122
88	Home Depot, Inc.	29,411
38	Lithia Motors, Inc.	9,666
52	Lowe's Cos., Inc.	11,856
48	Ross Stores, Inc.	6,218
212	TJX Cos., Inc.	19,947
66	Williams-Sonoma, Inc.	18,928
		164,850
	Technology Hardware, Storage & Peripherals — 0.7%
620	Apple, Inc.	105,605
Shares	Description	Value (†)
	Technology Hardware, Storage & Peripherals — continued
237	Hewlett Packard Enterprise Co.	$4,029
150	HP, Inc.	4,213
59	NetApp, Inc.	6,030
		119,877
	Textiles, Apparel & Luxury Goods — 0.3%
77	Crocs, Inc.(a)	9,577
9	Deckers Outdoor Corp.(a)	7,366
118	PVH Corp.	12,838
32	Ralph Lauren Corp.	5,236
2,027	Under Armour, Inc., Class A(a)	13,642
1,117	Under Armour, Inc., Class C(a)	7,283
		55,942
	Trading Companies & Distributors — 0.2%
82	GATX Corp.	10,034
52	Watsco, Inc.	23,281
		33,315
	Water Utilities — 0.1%
131	American States Water Co.	9,280
30	American Water Works Co., Inc.	3,669
272	Essential Utilities, Inc.	9,950
		22,899
	Total Common Stocks (Identified Cost $9,471,969)	10,514,720

Principal Amount
Bonds and Notes — 4.0%
	Apartment REITs — 0.0%
$2,000	Essex Portfolio LP, 3.000%, 1/15/2030	1,732
	Automotive — 0.1%
7,000	Cummins, Inc., 5.150%, 2/20/2034	6,872
9,000	General Motors Financial Co., Inc., 4.350%, 1/17/2027	8,706
4,000	Lear Corp., 4.250%, 5/15/2029	3,753
4,000	Toyota Motor Credit Corp., MTN, 2.150%, 2/13/2030	3,379
		22,710
	Banking — 0.5%
4,000	American Express Co., (fixed rate to 8/03/2032, variable rate thereafter), 4.420%, 8/03/2033	3,713
7,000	Bank of America Corp., MTN, 3.248%, 10/21/2027	6,551
7,000	Canadian Imperial Bank of Commerce, 1.250%, 6/22/2026	6,411
7,000	Citigroup, Inc., 4.600%, 3/09/2026	6,853
7,000	Goldman Sachs Group, Inc., 3.750%, 5/22/2025	6,865
7,000	KeyCorp, MTN, 2.550%, 10/01/2029	5,808
3,000	Macquarie Group Ltd., (fixed rate to 11/28/2027, variable rate thereafter), 3.763%, 11/28/2028(b)	2,798
4,000	Morgan Stanley, GMTN, (fixed rate to 7/20/2026, variable rate thereafter), 1.512%, 7/20/2027	3,653
4,000	Morgan Stanley, GMTN, (fixed rate to 1/23/2029, variable rate thereafter), 4.431%, 1/23/2030	3,805
7,000	PNC Financial Services Group, Inc., 2.600%, 7/23/2026	6,582
11,000	PNC Financial Services Group, Inc., (fixed rate to 1/26/2026, variable rate thereafter), 4.758%, 1/26/2027	10,838
4,000	Royal Bank of Canada, GMTN, 2.550%, 7/16/2024	3,975
2,000	Santander Holdings USA, Inc., 3.500%, 6/07/2024	1,999
4,000	State Street Corp., 2.400%, 1/24/2030	3,448
4,000	Toronto-Dominion Bank, GMTN, 2.450%, 1/12/2032	3,230
6,000	Westpac Banking Corp., 2.350%, 2/19/2025	5,846
		82,375

Principal Amount	Description	Value (†)
	Brokerage — 0.1%
$7,000	BlackRock, Inc., 2.400%, 4/30/2030	$6,005
8,000	Intercontinental Exchange, Inc., 3.000%, 6/15/2050	5,095
		11,100
	Building Materials — 0.1%
6,000	Fortune Brands Innovations, Inc., 4.000%, 3/25/2032	5,334
9,000	Owens Corning, 3.950%, 8/15/2029	8,368
		13,702
	Chemicals — 0.1%
9,000	Ecolab, Inc., 2.125%, 2/01/2032	7,252
2,000	LYB International Finance BV, 5.250%, 7/15/2043	1,781
		9,033
	Consumer Products — 0.0%
9,000	Procter & Gamble Co., 3.000%, 3/25/2030	8,113
	Diversified Manufacturing — 0.1%
8,000	Eaton Corp., 4.150%, 3/15/2033	7,355
3,000	Emerson Electric Co., 2.000%, 12/21/2028	2,622
		9,977
	Electric — 0.2%
3,000	DTE Electric Co., Series A, 1.900%, 4/01/2028	2,647
9,000	Entergy Corp., 0.900%, 9/15/2025	8,438
8,000	Exelon Corp., 4.050%, 4/15/2030	7,384
8,000	NextEra Energy Capital Holdings, Inc., 2.250%, 6/01/2030	6,641
2,000	Pacific Gas & Electric Co., 4.550%, 7/01/2030	1,856
4,000	Southern California Edison Co., Series C, 4.125%, 3/01/2048	3,047
11,000	Virginia Electric & Power Co., Series A, 3.150%, 1/15/2026	10,575
		40,588
	Environmental — 0.1%
6,000	Republic Services, Inc., 1.450%, 2/15/2031	4,670
6,000	Waste Management, Inc., 2.950%, 6/01/2041	4,273
		8,943
	Finance Companies — 0.0%
3,000	Ares Capital Corp., 3.250%, 7/15/2025	2,893
4,000	Oaktree Specialty Lending Corp., 2.700%, 1/15/2027	3,590
		6,483
	Food & Beverage — 0.1%
7,000	Coca-Cola Co., 1.450%, 6/01/2027	6,301
7,000	General Mills, Inc., 4.000%, 4/17/2025	6,891
2,000	Mondelez International, Inc., 2.750%, 4/13/2030	1,732
7,000	PepsiCo, Inc., 2.750%, 3/19/2030	6,154
		21,078
	Government Owned - No Guarantee — 0.1%
4,000	Equinor ASA, 3.625%, 4/06/2040	3,190
10,000	Federal National Mortgage Association, 6.625%, 11/15/2030	10,996
		14,186
	Health Care REITs — 0.0%
6,000	Welltower OP LLC, 2.800%, 6/01/2031	5,018
	Health Insurance — 0.1%
6,000	Elevance Health, Inc., 4.101%, 3/01/2028	5,746
5,000	UnitedHealth Group, Inc., 5.800%, 3/15/2036	5,143
		10,889
	Healthcare — 0.1%
2,000	CHRISTUS Health, Series C, 4.341%, 7/01/2028	1,907
4,000	CVS Health Corp., 4.300%, 3/25/2028	3,838
3,000	DH Europe Finance II SARL, 2.200%, 11/15/2024	2,946
Principal Amount	Description	Value (†)
	Healthcare — continued
$3,000	Kaiser Foundation Hospitals, 3.150%, 5/01/2027	$2,831
4,000	Quest Diagnostics, Inc., 2.950%, 6/30/2030	3,463
		14,985
	Integrated Energy — 0.1%
7,000	Exxon Mobil Corp., 2.992%, 3/19/2025	6,856
5,000	Shell International Finance BV, 6.375%, 12/15/2038	5,403
		12,259
	Life Insurance — 0.1%
2,000	Athene Holding Ltd., 6.150%, 4/03/2030	2,037
5,000	Manulife Financial Corp., 3.703%, 3/16/2032	4,459
4,000	MetLife, Inc., 5.375%, 7/15/2033	3,970
		10,466
	Media Entertainment — 0.0%
4,000	Netflix, Inc., 3.625%, 6/15/2025(b)	3,912
	Metals & Mining — 0.0%
8,000	Nucor Corp., 3.125%, 4/01/2032	6,826
	Mortgage Related — 1.1%
17,358	Federal Home Loan Mortgage Corp., 2.000%, 5/01/2052	13,125
23,870	Federal Home Loan Mortgage Corp., 2.500%, with various maturities from 2051 to 2052(c)	18,960
30,900	Federal Home Loan Mortgage Corp., 3.000%, with various maturities in 2052(c)	25,553
10,040	Federal Home Loan Mortgage Corp., 3.500%, with various maturities in 2052(c)	8,663
2,755	Federal Home Loan Mortgage Corp., 4.000%, with various maturities in 2052(c)	2,466
26,096	Federal National Mortgage Association, 2.000%, with various maturities from 2051 to 2052(c)	19,771
20,674	Federal National Mortgage Association, 2.500%, with various maturities from 2051 to 2052(c)	16,418
17,987	Federal National Mortgage Association, 3.000%, with various maturities from 2034 to 2052(c)	14,997
23,296	Federal National Mortgage Association, 3.500%, with various maturities from 2049 to 2052(c)	20,122
14,756	Federal National Mortgage Association, 4.000%, with various maturities from 2049 to 2053(c)	13,215
12,929	Federal National Mortgage Association, 4.500%, with various maturities from 2048 to 2053(c)	11,925
3,523	Government National Mortgage Association, 3.000%, with various maturities in 2052(c)	2,998
975	Government National Mortgage Association, 4.000%, 8/20/2053	884
2,930	Government National Mortgage Association, 5.000%, 7/20/2053	2,806
17,745	Government National Mortgage Association, 5.500%, 4/20/2053	17,413
		189,316
	Office REITs — 0.1%
11,000	Alexandria Real Estate Equities, Inc., 3.800%, 4/15/2026	10,615
3,000	Boston Properties LP, 2.750%, 10/01/2026	2,777
		13,392
	Oil Field Services — 0.0%
3,000	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/2027	2,800
3,000	Schlumberger Investment SA, 4.850%, 5/15/2033	2,902
		5,702
	Other REITs — 0.0%
4,000	Prologis LP, 1.250%, 10/15/2030	3,112
	Pharmaceuticals — 0.1%
11,000	Astrazeneca Finance LLC, 2.250%, 5/28/2031	9,086

Principal Amount	Description	Value (†)
	Pharmaceuticals — continued
$2,000	Biogen, Inc., 2.250%, 5/01/2030	$1,651
6,000	Bristol-Myers Squibb Co., 3.400%, 7/26/2029	5,500
2,000	Merck & Co., Inc., 1.450%, 6/24/2030	1,612
2,000	Viatris, Inc., 3.850%, 6/22/2040	1,413
		19,262
	Property & Casualty Insurance — 0.0%
2,000	Fidelity National Financial, Inc., 3.400%, 6/15/2030	1,733
3,000	Marsh & McLennan Cos., Inc., 2.250%, 11/15/2030	2,493
		4,226
	Railroads — 0.0%
7,000	CSX Corp., 2.600%, 11/01/2026	6,568
	Restaurants — 0.0%
6,000	Starbucks Corp., 2.250%, 3/12/2030	5,066
	Retail REITs — 0.0%
2,000	Realty Income Corp., 2.700%, 2/15/2032	1,622
2,000	Realty Income Corp., 3.400%, 1/15/2028	1,863
		3,485
	Retailers — 0.1%
5,000	Amazon.com, Inc., 3.875%, 8/22/2037	4,301
9,000	TJX Cos., Inc., 1.150%, 5/15/2028	7,701
6,000	Walmart, Inc., 4.100%, 4/15/2033	5,608
		17,610
	Technology — 0.2%
7,000	Apple, Inc., 2.500%, 2/09/2025	6,849
4,000	Broadcom, Inc., 4.926%, 5/15/2037(b)	3,653
4,000	Intel Corp., 2.450%, 11/15/2029	3,455
6,000	International Business Machines Corp., 4.000%, 6/20/2042	4,780
8,000	NVIDIA Corp., 2.850%, 4/01/2030	7,095
7,000	Oracle Corp., 2.950%, 5/15/2025	6,808
8,000	QUALCOMM, Inc., 1.650%, 5/20/2032	6,118
3,000	Texas Instruments, Inc., 4.900%, 3/14/2033	2,934
		41,692
	Treasuries — 0.5%
12,000	U.S. Treasury Bonds, 1.250%, 5/15/2050	5,669
7,000	U.S. Treasury Bonds, 2.250%, 5/15/2041	4,878
6,000	U.S. Treasury Bonds, 2.500%, 5/15/2046	4,057
18,000	U.S. Treasury Bonds, 2.875%, 11/15/2046	13,020
19,000	U.S. Treasury Bonds, 3.000%, 5/15/2045	14,235
10,000	U.S. Treasury Bonds, 3.000%, 2/15/2048	7,328
13,000	U.S. Treasury Bonds, 3.000%, 2/15/2049	9,480
11,000	U.S. Treasury Bonds, 4.375%, 8/15/2043	10,273
27,000	U.S. Treasury Notes, 0.375%, 11/30/2025	25,063
		94,003
	Utility Other — 0.0%
6,000	Essential Utilities, Inc., 4.276%, 5/01/2049	4,621
	Wireless — 0.0%
6,000	Vodafone Group PLC, 6.150%, 2/27/2037	6,125
	Wirelines — 0.0%
3,000	AT&T, Inc., 3.650%, 6/01/2051	2,066
	Total Bonds and Notes (Identified Cost $770,060)	730,621

Shares	Description	Value (†)
Exchange-Traded Funds — 9.1%
21,177	iShares® ESG Aware MSCI EAFE ETF (Identified Cost $1,598,305)	$1,638,041

Mutual Funds — 14.5%
74,433	WCM Focused Emerging Markets Fund, Institutional Class	1,013,033
66,653	WCM Focused International Growth Fund, Institutional Class	1,595,666
	Total Mutual Funds (Identified Cost $2,734,272)	2,608,699

Affiliated Mutual Funds — 10.5%
1,292	Loomis Sayles Inflation Protected Securities Fund, Class N	12,180
32,317	Mirova Global Green Bond Fund, Class N	270,818
133,344	Mirova International Sustainable Equity Fund, Class N	1,617,459
	Total Affiliated Mutual Funds (Identified Cost $2,005,450)	1,900,457

Principal Amount
Short-Term Investments — 3.8%
$679,280	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 4/30/2024 at 3.500% to be repurchased at $679,346 on 5/01/2024 collateralized by $78,000 U.S. Treasury Inflation Indexed Note, 0.125% due 7/15/2026 valued at $96,441; $598,100 U.S. Treasury Note, 4.875% due 04/30/2026 valued at $597,184 including accrued interest(d) (Identified Cost $679,280)	679,280
	Total Investments — 100.3% (Identified Cost $17,259,336)	18,071,818
	Other assets less liabilities — (0.3)%	(59,533)
	Net Assets — 100.0%	$18,012,285

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-
end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2024, the value of Rule 144A holdings amounted to $10,363 or
0.1% of net assets.

(c)
The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and
Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.

(d)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of April 30, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

ETF	Exchange-Traded Fund
GMTN	Global Medium Term Note
MTN	Medium Term Note
REITs	Real Estate Investment Trusts

Affiliated Fund Transactions
A summary of affiliated fund transactions for each underlying fund held by the Fund for the period ended April 30, 2024, is as follows:
Fund	Beginning Value	Purchase Cost(1)	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Ending Value	Shares as of April 30, 2024	Distribution Received(2)
Loomis Sayles Inflation Protected Securities Fund, Class N	$10,716	$2,252	$512	$(15)	$(261)	$12,180	1,292	$33
Mirova Global Green Bond Fund, Class N	238,092	47,157	11,128	471	(3,774)	270,818	32,317	—
Mirova International Sustainable Equity Fund, Class N	1,415,746	218,827	47,468	6,631	23,723	1,617,459	133,344	496
	$1,664,554	$268,236	$59,108	$7,087	$19,688	$1,900,457	166,953	$529

(1)	Purchase cost includes dividend reinvested, if any.
(2)	Distributions received includes distributions from net investment income and from capital gains, if any.
Fair Value Measurements
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of April 30, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$10,514,720	$ —	$ —	$10,514,720
Bonds and Notes(a)	—	730,621	—	730,621
Exchange-Traded Funds	1,638,041	—	—	1,638,041
Mutual Funds	2,608,699	—	—	2,608,699
Affiliated Mutual Funds	1,900,457	—	—	1,900,457
Short-Term Investments	—	679,280	—	679,280
Total Investments	$16,661,917	$1,409,901	$—	$18,071,818

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Asset Allocation Summary at April 30, 2024 (Unaudited)
Equity	91.0%
Fixed Income	5.5
Short-Term Investments	3.8
Total Investments	100.3
Other assets less liabilities	(0.3)
Net Assets	100.0%